STOCKHOLDERS' EQUITY (Narrative) (Details) (USD $)	0 Months Ended		1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended						203 Months Ended		1 Months Ended	9 Months Ended	1 Months Ended	9 Months Ended		12 Months Ended	9 Months Ended		9 Months Ended		9 Months Ended		12 Months Ended		9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended							1 Months Ended	12 Months Ended				0 Months Ended			12 Months Ended	9 Months Ended	12 Months Ended		203 Months Ended	0 Months Ended	12 Months Ended			203 Months Ended		12 Months Ended	0 Months Ended	9 Months Ended
	Mar. 07, 2014	Mar. 11, 2014	Jun. 21, 2013	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2006	Dec. 31, 2013	Feb. 14, 2014	Jun. 21, 2013 Purchasers Note [Member]	Sep. 30, 2014 Purchasers Note [Member]	Jun. 21, 2013 Interest [Member]	Sep. 30, 2014 Interest [Member]	Sep. 30, 2014 New Purchase Agreement [Member]	Dec. 31, 2013 2006 Stock Option Plan [Member]	Sep. 30, 2014 Stock Options [Member]	Dec. 31, 2013 Maximum [Member]	Sep. 30, 2014 Maximum [Member] Stock Options [Member]	Dec. 31, 2013 Minimum [Member]	Sep. 30, 2014 Minimum [Member] Stock Options [Member]	Sep. 30, 2014 Research and development [Member]	Dec. 31, 2013 Research and development [Member]	Dec. 31, 2012 Research and development [Member]	Sep. 30, 2014 General and administrative [Member]	Dec. 31, 2013 General and administrative [Member]	Dec. 31, 2012 General and administrative [Member]	Sep. 30, 2014 Common Stock [Member]	Dec. 31, 2013 Common Stock [Member]	Dec. 31, 2012 Common Stock [Member]	Dec. 31, 2011 Common Stock [Member]	Dec. 31, 2010 Common Stock [Member]	Dec. 31, 2008 Common Stock [Member]	Dec. 31, 2006 Common Stock [Member]	Sep. 30, 2014 Warrant [Member]	Dec. 31, 2011 Lincoln Park Capital Fund, LLC [Member]	Dec. 31, 2013 Lincoln Park Capital Fund, LLC [Member]	Dec. 31, 2012 Lincoln Park Capital Fund, LLC [Member]	Dec. 31, 2011 Lincoln Park Capital Fund, LLC [Member]	Dec. 31, 2013 Lincoln Park Capital Fund, LLC [Member] Maximum [Member]	Oct. 09, 2014 Subsequent Event [Member]	Mar. 07, 2014 Subsequent Event [Member]	Nov. 06, 2014 Subsequent Event [Member]	Dec. 31, 2013 Subsequent Event [Member] Lincoln Park Capital Fund, LLC [Member]	Sep. 30, 2014 Series A 10% Cumulative Convertible Preferred Stock [Member]	Dec. 31, 2013 Series A 10% Cumulative Convertible Preferred Stock [Member]	Dec. 31, 2012 Series A 10% Cumulative Convertible Preferred Stock [Member]	Dec. 31, 2013 Series A 10% Cumulative Convertible Preferred Stock [Member]	Oct. 09, 2014 Series A 10% Cumulative Convertible Preferred Stock [Member] Subsequent Event [Member]	Dec. 31, 2013 Series B 10% Cumulative Convertible Preferred Stock [Member]	Dec. 31, 2012 Series B 10% Cumulative Convertible Preferred Stock [Member]	Dec. 31, 2008 Series B 10% Cumulative Convertible Preferred Stock [Member]	Dec. 31, 2013 Series B 10% Cumulative Convertible Preferred Stock [Member]	Sep. 30, 2014 Series B 10% Cumulative Convertible Preferred Stock [Member]	Dec. 31, 2013 Series B 10% Cumulative Convertible Preferred Stock [Member] Event of Default [Member]	Oct. 09, 2014 Series B 10% Cumulative Convertible Preferred Stock [Member] Subsequent Event [Member]	Sep. 30, 2014 Redeemable Preferred Stock [Member]
Stockholders Equity [Line Items]
Preferred Stock, shares authorized				100,000,000		100,000,000		100,000,000	100,000,000					100,000,000																																				12,000,000	12,000,000	12,000,000	12,000,000		200,000	200,000		200,000	200,000
Preferred stock dividend				$ 1,281,058	$ 525,148	$ 3,769,819	$ 1,728,053	$ 2,395,520	$ 2,511,412					$ 13,317,555
Preferred stock, additional shares available for issuance								87,800,000
Convertible preferred stock, conversion price	$ 0.25																																																						$ 0.035
Preferred stock, par value				$ 0.001		$ 0.001		$ 0.001	$ 0.001					$ 0.001																																				$ 0.001	$ 0.001	$ 0.001	$ 0.001		$ 0.001	$ 0.001		$ 0.001	$ 0.001
Preferred stock, dividend rate																																																									10.00%			10.00%	10.00%
Preferred stock dividends																																																			16,601	17,482
Preferred stock, shares reserved for future issuance								15,600,000						15,600,000
Threshold amount of judgement loss that triggers default status																																																												100,000
Issuance of shares of stock as a dividend																																																			165,502	150,008			7,461.55	6,780.79
Fair value of stock dividend																																																							2,378,919	2,493,930
Common Stock, shares authorized				800,000,000		800,000,000		800,000,000	800,000,000					800,000,000																																		50,000,000
Common Stock, Par Value				$ 0.001		$ 0.001		$ 0.001	$ 0.001					$ 0.001																																								$ 0.001
Number of preferred shares converted	40,800,000																																													92,712.27					0	3,003	9,558,112	1,894,969	198.27	140.87		22,774.45			84,283.99
Exercise price	$ 0.3125	$ 0.3125		$ 0.3125		$ 0.3125																	$ 0.165	$ 0.274	$ 0.106	$ 0.195
Expected warrant life (years)	5 years	5 years				4 years 5 months 8 days																		10 years		5 years
Volatility		28.30%				28.30%		28.00%														28.00%
Expected dividend yield		0.00%				0.00%		0.00%														0.00%
Risk free interest rate, minimum																						0.80%
Risk free interest rate, maximum								1.89%														2.10%
Aggregate intrinsic value of options outstanding and exercisable				3,552,000		3,552,000		1,194,000						1,194,000
Unrecognized compensation cost related to stock option				159,000		159,000		86,000						86,000
Non-vested options expected to vest						14,010,000		9,544,000
Grant date fair value of these unvested options				791,000		791,000		263,650						263,650
Conversion of convertible notes to common share	10,200,000					1,990,440	1,226,042	1,226,042						13,175,491
Number of common stock issued in exchange for convertible notes								1,634,615
Purchase agreement, amount of shares	16,575,000							8,500,000						8,500,000	2,762,500																										8,500,000			8,500,000	6,000,000
Period for purchase of common stock under agreement																																									32 months
Amount of shares that can be sold as often as every two business days								50,000																																	50,000				50,000
Issuance price of common stock per share								$ 0.10																																	$ 0.10	$ 0.112	$ 0.129		$ 0.10		$ 0.30		$ 0.124
Number of business days in which up to $50,000 amount of stock can be sold																																									2 years
Issuance of common stock for cash, shares																				2,425,709													2,483,399	21,021,262	28,460,908	17,335,942	7,174,186		240,929			21,015,170	28,460,908	1,153,846					2,425,709
Proceeds from issuance of common stock	9,451,000																			300,000																											9,451,000		300,000
Issuance of common stock for commitment fee						1,123,033																											1,123,033	500,000
Number of shares to be purchased				41,203,791		41,203,791		26,437,617						26,437,617
Warrant exercise price per share	$ 0.50
Weighted-average fair value of options granted								$ 0.03	$ 0.04
Exercise price, lower limit								$ 0.04
Exercise price, upper limit								$ 21.57
Options exercisable				2,466,300		2,466,300		34,505,642						34,505,642
Exercisable - weighted average exercise price								$ 0.23						$ 0.23						$ 0.124
Common stock shares reserved for future issuance				2,451,070		2,451,070															38,469,000																			6,460,000
Shares called by options		20,400,000		20,400,000		20,400,000															9,455,000
Percentage of outstanding shares that are fully diluted.																					15.00%
Stock-based compensation expense						150,000		456,900	63,100																		20,000	112,500	13,200	130,000	344,400	49,900
Additional shares issued																				57,690																					1,634,615								57,690
Issuance of Series B Preferred Stock as dividends, shares																																																														6,072.18
Issuance of Series A Preferred Stock as dividends, shares																																																		135,303
Preferred stock, conversion, percent of stated value	0.00%
Common shares issued upon conversion	20,400,000																																																					2,583,289							256,111,243
Common stock shares to be issued																																								3,958,716
Promissory notes, aggregate principal amount			$ 1,098,000	$ 745,000	$ 745,000	$ 745,000	$ 745,000	$ 1,511,883	$ 612,300					$ 1,511,883
Common shares issued in exchange for convertible notes			9,486,720			8,046,000			9,739,912							8,784,000	7,450,000	702,720	596,000																												20,400,000